RESTATEMENT OF PREVIOUSLY ISSUED QUARTERLY FINANCIAL STATEMENTS - RESTATED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' (DEFICIT) EQUITY (Details) - USD ($)	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Balance beginning	$ 12,380,973	$ 12,501,095	$ (15,158,968)	$ (8,387,900)	$ 1,370,983	$ 8,153,244	$ 17,912,049	$ 23,127,139	$ 29,063,131	$ 8,153,244	$ 29,063,131	$ (15,158,968)	$ 8,153,244	$ 29,063,131	$ 8,153,244	$ 29,063,131
Balance beginning Series D preferred stock			$ 1,382,023			1,382,023				1,382,023		$ 1,382,023	1,382,023		1,382,023
Balance beginning Series D preferred stock (in shares)			111.11									111.11
Stock-based compensation (Note7)	1,534,054	799,249	$ 454,363	497,878	419,757	408,206	367,759	419,953	303,805						2,410,288	1,452,964
Exercise of warrants into common shares			2,298,143	649,250											2,467,222
Issuance of common stock and pre-funded warrants net of issuance costs																9,429,767
Reclassification of pre-funded warrants to liability				(3,239,112)											(3,239,112)
Net loss	(14,664,719)	(919,371)	(26,641,983)	(17,520,378)	(10,178,640)	(7,190,470)	(7,511,322)	(5,635,043)	(6,239,797)	(17,369,110)	(11,874,840)	$ (42,226,073)	(34,889,488)	(19,386,162)	(42,770,610)	(31,792,618)
Balance ending Series D preferred stock				19,202,023			1,382,023						19,202,023	1,382,023	$ 1,382,023	1,382,023
Balance ending Series D preferred stock (in shares)															111.11
Balance ending	15,164,940	12,380,973	12,501,095	(28,000,262)	(8,387,900)	1,370,983	10,768,486	17,912,049	23,127,139	(8,387,900)	17,912,049	15,164,940	(28,000,262)	10,768,486	$ (15,158,968)	8,153,244
As previously reported
Balance beginning			(1,356,047)	(467,004)	7,334,461	15,507,519	20,194,072	27,209,162	33,045,154	15,507,519	33,045,154	(1,356,047)	15,507,519	33,045,154	15,507,519	33,045,154
Stock-based compensation (Note7)				497,878	419,757	408,206	367,759	419,953	303,805						2,410,288	1,452,964
Exercise of warrants into common shares				348,638											789,642
Issuance of common stock and pre-funded warrants net of issuance costs															17,920,000	9,610,655
Net loss				(13,732,350)	(8,221,222)	(8,581,267)	(7,811,322)	(7,435,043)	(6,139,797)	(16,802,489)	(13,574,840)		(30,534,839)	(21,386,162)	(37,983,496)	(28,601,254)
Balance ending Series D preferred stock				17,920,000									17,920,000
Balance ending				(13,352,838)	(467,004)	7,334,461	12,750,509	20,194,072	27,209,162	(467,004)	20,194,072		(13,352,838)	12,750,509	(1,356,047)	15,507,519
Restatement adjustments
Balance beginning			(13,802,921)	(7,920,896)	(5,963,478)	(7,354,275)	(2,282,023)	(4,082,023)	(3,982,023)	(7,354,275)	(3,982,023)	(13,802,921)	(7,354,275)	(3,982,023)	(7,354,275)	(3,982,023)
Balance beginning Series D preferred stock			1,382,023			1,382,023				1,382,023		1,382,023	1,382,023		1,382,023
Exercise of warrants into common shares				300,612											1,677,580
Reclassification of pre-funded warrants to liability				(3,239,112)											(3,239,112)	(7,005,493)
Net loss				(3,788,028)	(1,957,418)	1,390,797	300,000	1,800,000	(100,000)	(566,621)	1,700,000		(4,354,649)	2,000,000	(4,787,114)	(3,191,364)
Balance ending Series D preferred stock				1,282,023			1,382,023						1,282,023	1,382,023	1,382,023	1,382,023
Balance ending				(14,647,424)	(7,920,896)	(5,963,478)	(1,982,023)	(2,282,023)	(4,082,023)	(7,920,896)	(2,282,023)		(14,647,424)	(1,982,023)	(13,802,921)	(7,354,275)
Series D preferred stock
Balance beginning Series D preferred stock	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023
Balance beginning Series D preferred stock (in shares)	111.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11
Balance ending Series D preferred stock	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 19,202,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 19,202,023	$ 1,382,023	$ 1,382,023	$ 1,382,023
Balance ending Series D preferred stock (in shares)	111.11	111.11	111.11	1,336.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11	1,336.11	111.11	111.11	111.11
Series D preferred stock | Restatement adjustments
Balance beginning Series D preferred stock			$ 1,382,023			$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023
Balance beginning Series D preferred stock (in shares)			111.11			111.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11
Balance ending Series D preferred stock							$ 1,382,023	$ 1,382,023	$ 1,382,023		$ 1,382,023			$ 1,382,023	$ 1,382,023	$ 1,382,023
Balance ending Series D preferred stock (in shares)							111.11	111.11	111.11		111.11			111.11	111.11	111.11
Series E-1 preferred stock
Fair value of the warrants allocated to preferred stock				$ 17,820,000
Balance ending Series D preferred stock (in shares)				1,225									1,225
Series E-2 Preferred Stock
Fair value of the warrants allocated to preferred stock															$ 17,820,000
Series E-2 Preferred Stock | Restatement adjustments
Fair value of the warrants allocated to preferred stock															(100,000)
Preferred Stock
Balance beginning	$ 7,843,603	$ 17,067,715	$ 4,677,632									$ 4,677,632
Balance beginning (in shares)	440	867.5	319.76									319.76
Conversion of preferred stock to common stock															$ (13,142,368)
Conversion of preferred stock to common stock (in shares)															(905.24)
Balance ending	$ 13,615,544	$ 7,843,603	$ 17,067,715									$ 13,615,544			$ 4,677,632
Balance ending (in shares)	1,066.1	440	867.5									1,066.1			319.76
Preferred Stock | As previously reported
Balance beginning			$ 6,059,655	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 6,059,655	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023
Balance beginning (in shares)			430.87	111.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11	430.87	111.11	111.11	111.11	111.11
Conversion of preferred stock to common stock															$ (13,242,368)
Conversion of preferred stock to common stock (in shares)															(905.24)
Issuance of common stock and pre-funded warrants net of issuance costs															$ 17,920,000
Issuance of common stock and pre-funded warrants net of issuance costs (in shares)															1,225
Balance ending				$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023	$ 1,382,023		$ 1,382,023	$ 1,382,023	$ 6,059,655	$ 1,382,023
Balance ending (in shares)				111.11	111.11	111.11	111.11	111.11	111.11	111.11	111.11		111.11	111.11	430.87	111.11
Preferred Stock | Restatement adjustments
Balance beginning			$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)
Balance beginning (in shares)			(111.11)	(111.11)	(111.11)	(111.11)	(111.11)	(111.11)	(111.11)	(111.11)	(111.11)	(111.11)	(111.11)	(111.11)	(111.11)	(111.11)
Conversion of warrants into common shares															$ 100,000
Balance ending				$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)		$ (1,382,023)	$ (1,382,023)	$ (1,382,023)	$ (1,382,023)
Balance ending (in shares)				(111.11)	(111.11)	(111.11)	(111.11)	(111.11)	(111.11)	(111.11)	(111.11)		(111.11)	(111.11)	(111.11)	(111.11)
Preferred Stock | Series D and Series E-1 Preferred Stock
Balance beginning Series D preferred stock				$ 1,382,023	$ 1,382,023	$ 1,382,023				$ 1,382,023			$ 1,382,023		$ 1,382,023
Balance beginning Series D preferred stock (in shares)				111.11	111.11	111.11				111.11			111.11		111.11
Balance ending Series D preferred stock				$ 19,202,023	$ 1,382,023	$ 1,382,023				$ 1,382,023			$ 19,202,023			$ 1,382,023
Balance ending Series D preferred stock (in shares)				1,336.11	111.11	111.11				111.11			1,336.11			111.11
Preferred Stock | Series D and Series E-1 Preferred Stock | As previously reported
Balance ending Series D preferred stock				$ 17,920,000									$ 17,920,000
Balance ending Series D preferred stock (in shares)				1,225									1,225
Preferred Stock | Series D and Series E-1 Preferred Stock | Restatement adjustments
Balance beginning Series D preferred stock				$ 1,382,023	$ 1,382,023	$ 1,382,023				$ 1,382,023			$ 1,382,023		$ 1,382,023
Balance beginning Series D preferred stock (in shares)				111.11	111.11	111.11				111.11			111.11		111.11
Balance ending Series D preferred stock				$ 1,282,023	$ 1,382,023	$ 1,382,023				$ 1,382,023			$ 1,282,023			$ 1,382,023
Balance ending Series D preferred stock (in shares)				111.11	111.11	111.11				111.11			111.11			111.11
Preferred Stock | Series E-1 preferred stock
Fair value of the warrants allocated to preferred stock				$ 17,820,000
Issuance of common stock and pre-funded warrants net of issuance costs (in shares)				1,225
Preferred Stock | Series E-1 preferred stock | As previously reported
Fair value of the warrants allocated to preferred stock				$ 17,920,000
Issuance of common stock and pre-funded warrants net of issuance costs (in shares)				1,225
Preferred Stock | Series E-1 preferred stock | Restatement adjustments
Fair value of the warrants allocated to preferred stock				$ (100,000)
Preferred Stock | Series E-2 Preferred Stock
Conversion of preferred stock to common stock	$ (1,285,851)		$ (1,203,346)
Conversion of preferred stock to common stock (in shares)	(87.9)		82.26
Fair value of the warrants allocated to preferred stock															$ 17,820,000
Issuance of common stock and pre-funded warrants net of issuance costs (in shares)															1,225
Preferred Stock | Series E-2 Preferred Stock | Restatement adjustments
Fair value of the warrants allocated to preferred stock															$ (100,000)
Common Stock
Balance beginning	$ 358	$ 332	$ 207	$ 97	$ 97	$ 94	$ 61	$ 61	$ 61	$ 94	$ 61	$ 207	$ 94	$ 61	$ 94	$ 61
Balance beginning (in shares)	35,848,924	33,164,466	20,744,110	9,740,507	9,740,507	9,385,272	6,110,122	6,110,124	6,110,125	9,385,272	6,110,125	20,744,110	9,385,272	6,110,125	9,385,272	6,110,125
Exercise of warrants into common shares			$ 5	$ 2											$ 12
Exercise of warrants into common shares (in shares)			547,177	177,877											1,197,622
Conversion of preferred stock to common stock															$ 99
Conversion of preferred stock to common stock (in shares)															9,947,684
Issuance of common stock and pre-funded warrants net of issuance costs																$ 33
Issuance of common stock and pre-funded warrants net of issuance costs (in shares)																3,275,153
Retired shares (in shares)			(8)				(4)	(2)	(1)							(6)
Balance ending	$ 406	$ 358	$ 332	$ 99	$ 97	$ 97	$ 61	$ 61	$ 61	$ 97	$ 61	$ 406	$ 99	$ 61	$ 207	$ 94
Balance ending (in shares)	40,566,534	35,848,924	33,164,466	9,918,384	9,740,507	9,740,507	6,110,118	6,110,122	6,110,124	9,740,507	6,110,122	40,566,534	9,918,384	6,110,118	20,744,110	9,385,272
Common Stock | As previously reported
Balance beginning			$ 207	$ 97	$ 97	$ 94	$ 61	$ 61	$ 61	$ 94	$ 61	$ 207	$ 94	$ 61	$ 94	$ 61
Balance beginning (in shares)			20,744,110	9,740,507	9,740,507	9,385,272	6,110,122	6,110,124	6,110,125	9,385,272	6,110,125	20,744,110	9,385,272	6,110,125	9,385,272	6,110,125
Exercise of warrants into common shares				$ 2											$ 12
Exercise of warrants into common shares (in shares)				177,877											1,197,622
Conversion of preferred stock to common stock															$ 99
Conversion of preferred stock to common stock (in shares)															9,947,684
Issuance of common stock and pre-funded warrants net of issuance costs																$ 33
Issuance of common stock and pre-funded warrants net of issuance costs (in shares)																3,275,153
Retired shares (in shares)							(4)	(2)	(1)							(6)
Balance ending				$ 99	$ 97	$ 97	$ 61	$ 61	$ 61	$ 97	$ 61		$ 99	$ 61	$ 207	$ 94
Balance ending (in shares)				9,918,384	9,740,507	9,740,507	6,110,118	6,110,122	6,110,124	9,740,507	6,110,122		9,918,384	6,110,118	20,744,110	9,385,272
Common Stock | Series E-2 Preferred Stock
Conversion of preferred stock to common stock	$ 10		$ 9
Conversion of preferred stock to common stock (in shares)	965,934		903,956
Additional Paid-In Capital
Balance beginning	$ 234,859,383	$ 224,836,048	$ 182,924,210	$ 168,971,520	$ 168,551,763	$ 168,143,557	$ 157,984,617	$ 157,564,664	$ 157,260,859	$ 168,143,557	$ 157,260,859	$ 182,924,210	$ 168,143,557	$ 157,260,859	$ 168,143,557	$ 157,260,859
Stock-based compensation (Note7)	1,534,054	799,249	454,363	497,878	419,757	408,206	367,759	419,953	303,805						2,410,288	1,452,964
Exercise of warrants into common shares			2,298,138	$ 649,248											2,467,210
Exercise of warrants into common shares (in shares)				649,248
Conversion of preferred stock to common stock															13,142,269
Issuance of common stock and pre-funded warrants net of issuance costs																9,429,734
Reclassification of pre-funded warrants to liability				$ (3,239,112)											(3,239,112)
Balance ending	246,536,080	234,859,383	224,836,048	166,879,534	168,971,520	168,551,763	158,352,376	157,984,617	157,564,664	168,971,520	157,984,617	246,536,080	166,879,534	158,352,376	182,924,210	168,143,557
Additional Paid-In Capital | As previously reported
Balance beginning			210,066,630	194,452,408	194,032,651	193,624,445	183,284,617	182,864,664	182,560,859	193,624,445	182,560,859	210,066,630	193,624,445	182,560,859	193,624,445	182,560,859
Stock-based compensation (Note7)				497,878	419,757	408,206	367,759	419,953	303,805						2,410,288	1,452,964
Exercise of warrants into common shares				348,636											789,630
Conversion of preferred stock to common stock															13,242,269
Issuance of common stock and pre-funded warrants net of issuance costs																9,610,622
Balance ending				195,298,922	194,452,408	194,032,651	183,652,376	183,284,617	182,864,664	194,452,408	183,284,617		195,298,922	183,652,376	210,066,630	193,624,445
Additional Paid-In Capital | Restatement adjustments
Balance beginning			(27,142,420)	(25,480,888)	(25,480,888)	(25,480,888)	(25,300,000)	(25,300,000)	(25,300,000)	(25,480,888)	(25,300,000)	(27,142,420)	(25,480,888)	(25,300,000)	(25,480,888)	(25,300,000)
Exercise of warrants into common shares				300,612											1,677,580
Reclassification of pre-funded warrants to liability				(3,239,112)											(3,239,112)	(7,005,493)
Conversion of warrants into common shares															(100,000)
Balance ending				(28,419,388)	(25,480,888)	(25,480,888)	(25,300,000)	(25,300,000)	(25,300,000)	(25,480,888)	(25,300,000)		(28,419,388)	(25,300,000)	(27,142,420)	(25,480,888)
Additional Paid-In Capital | Series E-2 Preferred Stock
Conversion of preferred stock to common stock	1,285,841		1,203,337
Accumulated Deficit
Balance beginning	(230,322,371)	(229,403,000)	(202,761,017)	(177,359,517)	(167,180,877)	(159,990,407)	(140,072,629)	(134,437,586)	(128,197,789)	(159,990,407)	(128,197,789)	(202,761,017)	(159,990,407)	(128,197,789)	(159,990,407)	(128,197,789)
Net loss	(14,664,719)	(919,371)	(26,641,983)	(17,520,378)	(10,178,640)	(7,190,470)	(7,511,322)	(5,635,043)	(6,239,797)						(42,770,610)	(31,792,618)
Balance ending	$ (244,987,090)	$ (230,322,371)	(229,403,000)	(194,879,895)	(177,359,517)	(167,180,877)	(147,583,951)	(140,072,629)	(134,437,586)	(177,359,517)	(140,072,629)	(244,987,090)	(194,879,895)	(147,583,951)	(202,761,017)	(159,990,407)
Accumulated Deficit | As previously reported
Balance beginning			(217,482,539)	(196,301,532)	(188,080,310)	(179,499,043)	(164,472,629)	(157,037,586)	(150,897,789)	(179,499,043)	(150,897,789)	(217,482,539)	(179,499,043)	(150,897,789)	(179,499,043)	(150,897,789)
Net loss				(13,732,350)	(8,221,222)	(8,581,267)	(7,811,322)	(7,435,043)	(6,139,797)						(37,983,496)	(28,601,254)
Balance ending				(210,033,882)	(196,301,532)	(188,080,310)	(172,283,951)	(164,472,629)	(157,037,586)	(196,301,532)	(164,472,629)		(210,033,882)	(172,283,951)	(217,482,539)	(179,499,043)
Accumulated Deficit | Restatement adjustments
Balance beginning			14,721,522	18,942,015	20,899,433	19,508,636	24,400,000	22,600,000	22,700,000	19,508,636	22,700,000	$ 14,721,522	19,508,636	22,700,000	19,508,636	22,700,000
Net loss				(3,788,028)	(1,957,418)	1,390,797	300,000	1,800,000	(100,000)						(4,787,114)	(3,191,364)
Balance ending				$ 15,153,987	$ 18,942,015	20,899,433	$ 24,700,000	$ 24,400,000	$ 22,600,000	$ 18,942,015	$ 24,400,000		$ 15,153,987	$ 24,700,000	$ 14,721,522	19,508,636
Pre-funded warrants
Conversion of preferred stock to common stock			3,972,540			3
Conversion of warrants into common shares						3
Pre-funded warrants | As previously reported
Conversion of warrants into common shares						3
Pre-funded warrants | Common Stock
Conversion of preferred stock to common stock			$ 11			$ 3
Conversion of preferred stock to common stock (in shares)			1,079,132			355,235
Conversion of warrants into common shares						$ 3
Conversion of warrants into common shares (in shares)						355,235
Pre-funded warrants | Common Stock | As previously reported
Conversion of warrants into common shares						$ 3
Conversion of warrants into common shares (in shares)						355,235
Pre-funded warrants | Additional Paid-In Capital
Conversion of preferred stock to common stock			$ 3,972,529
Warrants | Restatement adjustments
Issuance of common stock and pre-funded warrants net of issuance costs																6,824,605
Warrants | Additional Paid-In Capital | Restatement adjustments
Issuance of common stock and pre-funded warrants net of issuance costs																$ 6,824,605